CONSOLIDATED CONDENSED INTERIM STATEMENT OF FINANCIAL POSITION - ARS ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Assets
Cash and Due from Banks	$ 6,747,884,353	$ 4,023,323,415
Cash	3,915,148,575	2,228,848,927
Financial Institutions and Correspondents	2,832,735,778	1,794,474,488
Argentine Central Bank (BCRA)	2,703,011,340	1,654,202,640
Other, local and foreign financial institutions	129,724,438	140,271,848
Debt Securities at Fair Value through Profit or Loss	1,095,889,678	1,207,056,327
Derivative Financial Instruments	6,523,967	71,138,490
Repurchase Transactions	0	2,358,830,105
Other Financial Assets	618,712,227	359,494,922
Loans and Other Financing	8,727,696,976	6,209,644,675
Non-financial Public Sector	2,425,675	928,980
Argentine Central Bank (BCRA)	0	82,237
Other Financial Institutions	74,993,557	55,028,589
Non-financial Private Sector and Residents Abroad	9,084,424,703	6,422,058,761
Expected credit loss allowance	(434,146,959)	(268,453,892)
Other Debt Securities	3,264,136,319	3,883,122,914
Financial Assets Pledged as Collateral	1,213,681,827	869,937,069
Current Income Tax Assets	5,814,307	4,124,118
Investments in Equity Instruments	22,918,406	19,427,399
Investments in Subsidiaries, Associates and Joint Ventures	2,704,791	5,342,615
Property, Plant and Equipment	736,738,306	716,134,762
Intangible Assets	245,048,058	249,183,915
Deferred Income Tax Assets	91,913,223	382,506,910
Insurance Contract Assets	18,941,639	19,798,609
Reinsurance Contract Assets	49,138,564	57,684,449
Other Non-financial Assets	127,635,141	156,723,779
Non-current Assets Held for Sale	19,114	151,024
Total Assets	22,975,396,896	20,593,625,497
Liabilities
Deposits	13,703,215,305	11,505,796,543
Non-Financial Public Sector	591,722,991	133,385,051
Financial Sector	1,401,128	5,601,274
Non-Financial Private Sector and Residents Abroad	13,110,091,186	11,366,810,218
Liabilities at Fair Value through Profit or Loss	5,357,923	99,752,488
Derivative Financial Instruments	29,212,121	24,670,981
Repurchase Transactions	43,568,267	47,061,623
Other Financial Liabilities	3,219,072,518	2,566,789,182
Financing Received from the Argentine Central Bank and Other Financial Institutions	266,868,382	278,441,132
Debt Securities	194,294,170	186,896,801
Current Income Tax Liabilities	49,656,547	549,107,583
Subordinated Debt Securities	245,154,965	414,476,406
Provisions	82,058,545	41,098,207
Deferred Income Tax Liabilities	56,956,926	34,985,050
Insurance Contracts Liabilities	179,418,333	213,072,128
Reinsurance Contracts Liabilities	918,578	4,361,482
Other Non-Financial Liabilities	460,366,857	560,736,440
Total Liabilities	18,536,119,437	16,527,246,046
Shareholders´Equity
Capital Stock	1,474,692	1,474,692
Paid-in Capital	17,281,187	17,281,187
Capital Adjustments	1,463,420,048	1,463,420,048
Reserves	3,092,192,625	3,014,837,740
Retained Deficit	(1,113,403,842)	(1,115,275,003)
Other Comprehensive Income	21,972,419	4,787,136
Income from the Period/Fiscal Year	956,270,098	679,674,788
Shareholders' Equity Attributable to Parent Company's Owners	4,439,207,227	4,066,200,588
Shareholders' Equity Attributable to Non-controlling Interests	70,232	178,863
Total Shareholders' Equity	$ 4,439,277,459	$ 4,066,379,451